SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2014
Selected Statement Of Income Data [Abstract]
Selected Statement Of Income Data [Text Block]
NOTE 14:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2012	2013	2014

Total costs	$7,916	$8,419	$9,017
Less - capitalized software costs	(4,969)	(4,713)	(4,267)

Research and development, net	$2,947	$3,706	$4,750

b.	Financial income (expenses), net:

Interest income net of bank charges	$20	$(170)	$(156)
Interest expenses related to liabilities in connection with acquisitions	(48)	(407)	(152)
Interest income from debt instruments	49	46	91
Loss arising from foreign currency translation and other	(11)	(153)	(1,569)

Financial income(expenses), net	$10	$(684)	$(1,786)